UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-2633

CALVERT VARIABLE SERIES, INC.

(Exact name of registrant as specified in charter)
 4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: December 31
Date of reporting period: Fiscal quarter ended March 31, 2011

Item 1. Schedule of Investments.

CALVERT VP SRI BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2011

EQUITY SECURITIES - 60.5%	SHARES	VALUE
Capital Markets - 2.7%
BlackRock, Inc.	21,500	$4,321,715
Franklin Resources, Inc.	42,100	5,265,868
		9,587,583

Chemicals - 3.0%
Ecolab, Inc.	95,900	4,892,818
Praxair, Inc.	53,500	5,435,600
		10,328,418

Commercial Banks - 1.5%
US Bancorp	191,600	5,063,988

Computers & Peripherals - 3.4%
Apple, Inc.*	13,490	4,700,591
EMC Corp.*	264,300	7,017,165
		11,717,756

Consumer Finance - 1.7%
Capital One Financial Corp.	116,400	6,048,144

Diversified Financial Services - 2.9%
First Republic Preferred Capital Corp., Preferred (e)	500	512,500
IntercontinentalExchange, Inc.*	23,000	2,841,420
JPMorgan Chase & Co.	119,000	5,485,900
Woodbourne Capital:
Trust I, Preferred (b)(e)	500,000	350,000
Trust II, Preferred (b)(e)	500,000	350,000
Trust III, Preferred (b)(e)	500,000	350,000
Trust IV, Preferred (b)(e)	500,000	350,000
		10,239,820

Energy Equipment & Services - 4.5%
Cameron International Corp.*	137,500	7,851,250
FMC Technologies, Inc.*	84,700	8,002,456
		15,853,706

Food & Staples Retailing - 1.5%
Walgreen Co.	128,300	5,149,962

Food Products - 1.6%
Hershey Co.	99,800	5,424,130

Gas Utilities - 2.2%
Oneok, Inc.	116,500	7,791,520

Health Care Equipment & Supplies - 3.2%
Intuitive Surgical, Inc.*	14,850	4,951,881
St. Jude Medical, Inc.	118,500	6,074,310
		11,026,191

Health Care Providers & Services - 4.5%
CIGNA Corp.	122,500	5,424,300
Express Scripts, Inc.*	105,500	5,866,855
Laboratory Corp. of America Holdings*	47,000	4,330,110
		15,621,265

Hotels, Restaurants & Leisure - 1.6%
Darden Restaurants, Inc.	116,900	5,743,297

Insurance - 1.4%
Aflac, Inc.	94,300	4,977,154

Internet & Catalog Retail - 1.6%
Amazon.com, Inc.*	31,550	5,683,101

IT Services - 1.7%
Teradata Corp.*	115,600	5,860,920

Life Sciences - Tools & Services - 1.4%
Waters Corp.*	56,400	4,901,160

Machinery - 5.1%
Cummins, Inc.	55,900	6,127,758
Danaher Corp.	86,700	4,499,730
Deere & Co.	72,700	7,043,903
		17,671,391

Multiline Retail - 1.6%
Nordstrom, Inc.	122,900	5,515,752

Oil, Gas & Consumable Fuels - 1.3%
EQT Corp.	90,900	4,535,910

Personal Products - 1.4%
Estee Lauder Co.'s, Inc.	50,700	4,885,452

Semiconductors & Semiconductor Equipment - 3.1%
Lam Research Corp.*	101,200	5,733,992
Texas Instruments, Inc.	149,900	5,180,544
		10,914,536

Software - 2.8%
Adobe Systems, Inc.*	155,400	5,153,064
Microsoft Corp.	179,600	4,554,656
		9,707,720

Specialty Retail - 1.6%
Advance Auto Parts, Inc.	84,900	5,571,138

Trading Companies & Distributors - 1.6%
W.W. Grainger, Inc.	39,700	5,465,896

Wireless Telecommunication Services - 1.6%
NII Holdings, Inc.*	131,400	5,475,438

Total Equity Securities (Cost $169,884,481)		210,761,348

ASSET-BACKED SECURITIES - 0.3%	PRINCIPAL AMOUNT
ACLC Business Loan Receivables Trust, 0.905%, 10/15/21 (e)(r)	$18,147	17,987
CPS Auto Trust, 6.48%, 7/15/13 (e)	288,019	297,463
Enterprise Mortgage Acceptance Co. LLC, 7.449%, 1/15/27 (e)(r)	836,392	518,563

Total Asset-Backed Securities (Cost $769,175)		834,013

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 0.6%
GMAC Mortgage Corp. Loan Trust, 5.50%, 10/25/33	189,621	191,353
Impac CMB Trust:
0.79%, 5/25/35 (r)	876,408	685,137
0.57%, 8/25/35 (r)	229,566	175,156
JP Morgan Mortgage Trust, 5.279%, 7/25/35 (r)	89,969	87,679
Merrill Lynch Mortgage Investors, Inc., 2.669%, 12/25/35 (r)	124,079	123,048
WaMu Mortgage Pass Through Certificates, 2.725%, 10/25/35 (r)	1,000,000	826,619

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $2,250,130)		2,088,992

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.1%
JP Morgan Chase Commercial Mortgage Securities Corp.:
6.162%, 5/12/34	1,750,000	1,802,979
6.429%, 4/15/35	630,949	634,720
5.857%, 10/12/35	820,771	823,368
LB-UBS Commercial Mortgage Trust, 4.51%, 12/15/29	938,737	946,475
Morgan Stanley Dean Witter Capital I, 6.55%, 7/15/33	2,000,000	2,020,234
Salomon Brothers Mortgage Securities VII, Inc., 4.467%, 3/18/36	904,234	921,153

Total Commercial Mortgage-Backed Securities (Cost $7,262,137)		7,148,929

CORPORATE BONDS - 17.0%
Achmea Hypotheekbank NV, 0.661%, 11/3/14 (e)(r)	400,000	400,002
Alliance Mortgage Investments, 12.61%, 6/1/10 (b)(r)(x)*	385,345	-
Ally Financial, Inc., 4.50%, 2/11/14	500,000	498,750
American Express Bank FSB, 0.378%, 5/29/12 (r)	1,500,000	1,495,125
American National Red Cross, 5.567%, 11/15/17	1,500,000	1,436,550
Amphenol Corp., 4.75%, 11/15/14	500,000	534,259
ANZ National International Ltd., 1.309%, 12/20/13 (e)(r)	1,500,000	1,500,017
APL Ltd., 8.00%, 1/15/24 (b)	600,000	539,136
Asciano Finance Ltd., 4.625%, 9/23/20 (e)	500,000	457,937
Atlantic Marine Corp. Communities LLC, 6.158%, 12/1/51 (e)	750,000	694,168
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (b)(e)(p)*	2,500,000	-
Aurora Military Housing LLC, 5.35%, 12/15/25 (e)	1,760,000	1,688,949
Bank of America Corp., 1.723%, 1/30/14 (r)	500,000	506,883
Bank of Nova Scotia, 2.90%, 3/29/16	500,000	497,112
Barclays Bank plc, 5.00%, 9/22/16	500,000	530,723
Barnett Capital III, 0.929%, 2/1/27 (r)	400,000	308,009
Bayview Research Center Finance Trust, 6.33%, 1/15/37 (b)(e)	62,020	60,780
Beckman Coulter, Inc., 6.00%, 6/1/15	2,000,000	2,188,012
Credit Suisse USA, Inc., 0.514%, 8/16/11 (r)	500,000	500,172
Crown Castle Towers LLC, 4.883%, 8/15/20 (e)	1,000,000	998,750
CVS Pass-Through Trust:
6.036%, 12/10/28	893,783	932,945
7.507%, 1/10/32 (e)	489,663	561,614
Dell, Inc., 0.91%, 4/1/14 (r)	500,000	501,052
Deutsche Bank AG, 0.953%, 1/18/13 (r)	1,000,000	1,003,450
Discover Bank, 8.70%, 11/18/19	500,000	597,156
Dun & Bradstreet Corp., 2.875%, 11/15/15	1,000,000	979,606
Enterprise Products Operating LLC:
7.625%, 2/15/12	1,000,000	1,057,365
7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	1,500,000	1,556,250
Fifth Third Bank, 0.424%, 5/17/13 (r)	1,000,000	980,568
First Niagara Financial Group, Inc., 6.75%, 3/19/20	500,000	538,163
Fleet Capital Trust V, 1.309%, 12/18/28 (r)	1,500,000	1,141,641
Fort Knox Military Housing, 5.815%, 2/15/52 (e)	1,000,000	946,010
GameStop Corp., 8.00%, 10/1/12	442,000	450,287
Glitnir Banki HF:
2.95%, 10/15/08 (b)(y)*	1,000,000	307,500
3.226%, 1/21/11 (e)(r)(y)*	500,000	145,000
6.693% to 6/15/11, floating rate thereafter to 6/15/16 (b)(e)(r)(y)*	1,250,000	12,500
GMAC Commercial Mortgage Asset Corp., 6.107%, 8/10/52 (e)	1,500,000	1,221,060
Goldman Sachs Group, Inc.:
1.311%, 2/7/14 (r)	500,000	502,697
6.15%, 4/1/18	500,000	540,548
Great River Energy, 5.829%, 7/1/17 (e)	324,568	353,480
HCP, Inc., 5.95%, 9/15/11	1,125,000	1,151,039
Hertz Corp., 6.75%, 4/15/19 (e)	500,000	495,000
JPMorgan Chase Bank, 0.64%, 6/13/16 (r)	500,000	473,111
JPMorgan Chase Capital XXIII, 1.313%, 5/15/77 (r)	1,000,000	827,705
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18 (e)	400,000	414,500
LL & P Wind Energy, Inc. Washington Revenue Bonds, 6.192%, 12/1/27 (e)	1,500,000	1,409,715
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 (e)(m)*	2,154,000	18,740
8.30%, 12/1/37 (e)(m)*	3,200,000	27,840
Masco Corp., 7.125%, 3/15/20	700,000	723,625
McGuire Air Force Base Military Housing Project, 5.611%, 9/15/51 (e)	750,000	636,750
MMA Financial Holdings, Inc., 0.75%, 5/3/34 (b)	2,540,000	508,000
National Semiconductor Corp., 3.95%, 4/15/15	1,000,000	1,018,808
Nationwide Health Properties, Inc., 6.90%, 10/1/37	1,000,000	1,027,320
Nordea Bank AB, 4.875%, 1/14/21 (e)	1,000,000	1,017,316
Ohana Military Communities LLC, 5.675%, 10/1/26 (e)	1,500,000	1,506,405
OPTI Canada, Inc., 9.75%, 8/15/13 (e)	1,050,000	1,048,687
Orkney Re II plc, Series B, 6.096%, 12/21/35 (b)(e)(r)(w)*	1,000,000	-
Pacific Beacon LLC, 5.628%, 7/15/51 (e)	960,000	718,512
Pacific Pilot Funding Ltd., 1.053%, 10/20/16 (e)(r)	875,698	805,936
Pioneer Natural Resources Co.:
5.875%, 7/15/16	900,000	945,000
7.20%, 1/15/28	200,000	207,000
Prudential Holdings LLC, 7.245%, 12/18/23 (e)	300,000	338,592
Redstone Arsenal Military Housing, 5.45%, 9/1/26 (e)	870,000	805,846
Salvation Army, 5.46%, 9/1/16	140,000	150,548
SPARCS Trust 99-1, STEP, 0.00% to 4/15/19, 7.697% thereafter to 10/15/97 (b)(e)(r)	1,000,000	364,420
Stadshypotek AB, 0.857%, 9/30/13 (e)(r)	1,000,000	1,000,009
SunTrust Bank:
0.424%, 5/21/12 (r)	1,125,000	1,122,564
0.603%, 8/24/15 (r)	500,000	472,328
Svenska Handelsbanken AB, 1.31%, 9/14/12 (e)(r)	500,000	504,294
TD Ameritrade Holding Corp., 4.15%, 12/1/14	250,000	260,486
Telefonica Emisiones SAU, 3.992%, 2/16/16	750,000	752,156
Time Warner, Inc., 6.25%, 3/29/41	450,000	445,180
Toll Road Investors Partnership II LP, Zero Coupon, 2/15/45 (b)(e)	20,141,363	3,070,954
US Bank, 3.778% to 4/29/15, floating rate thereafter to 4/29/20 (r)	1,000,000	1,017,049
Volkswagen International Finance NV, 0.917%, 4/1/14 (e)(r)	1,000,000	999,206
Wachovia Capital Trust III, 5.57% to 3/15/11, floating rate thereafter to 3/29/49 (r)	1,400,000	1,284,500
Western Express, Inc., 12.50%, 4/15/15 (e)	500,000	486,250
Willis Group Holdings plc, 4.125%, 3/15/16	500,000	495,788
Wm. Wrigley Jr. Co., 1.684%, 6/28/11 (e)(r)	1,500,000	1,500,628

Total Corporate Bonds (Cost $68,443,794)		59,216,033

MUNICIPAL OBLIGATIONS - 6.2%
California Statewide Communities Development Authority Revenue Bonds:
Zero Coupon, 6/1/11	1,470,000	1,459,328
5.01%, 8/1/15	1,000,000	1,009,350
Canyon Texas Regional Water Authority Revenue Bonds, 5.90%, 8/1/16	265,000	267,192
Crawford Ohio GO Bonds, 5.25%, 12/1/25	1,305,000	1,212,710
Escondido California Joint Powers Financing Authority Lease Revenue Bonds, 5.53%, 9/1/18	420,000	411,718
Illinois State MFH Development Authority Revenue Bonds, 6.537%, 1/1/33	600,000	578,184
Maryland State Economic Development Corp. Revenue Bonds:
Series B, 6.00%, 7/1/48 (f)*	370,000	178,329
Series C, Zero Coupon, 7/1/48 (f)	506,807	14,216
Moreno Valley California Public Financing Authority Revenue Bonds, 5.549%, 5/1/27	500,000	454,075
Oakland California Redevelopment Agency Tax Allocation Bonds:
5.252%, 9/1/16	1,105,000	1,103,342
5.263%, 9/1/16	635,000	629,971
5.383%, 9/1/16	2,000,000	2,036,440
Oceanside California PO Revenue Bonds, 5.04%, 8/15/17	730,000	695,142
Palm Springs California Community Redevelopment Agency Tax Allocation Bonds, 6.411%, 9/1/34	750,000	626,760
Philadelphia Pennsylvania IDA Revenue Bonds, Zero Coupon, 4/15/19	1,000,000	567,230
Pomona California Public Financing Authority Revenue Bonds, 5.289%, 2/1/17	2,340,000	2,322,918
Roseville California Redevelopment Agency Tax Allocation Bonds, 5.31%, 9/1/13	255,000	258,106
San Diego California Redevelopment Agency Tax Allocation Bonds, 5.66%, 9/1/16	1,040,000	1,043,203
San Jose California Redevelopment Agency Tax Allocation Bonds, 5.46%, 8/1/35	1,000,000	765,960
Santa Cruz County California Redevelopment Agency Tax Allocation Bonds, 5.50%, 9/1/20	1,735,000	1,618,755
South Bend County Indiana Economic Development Income Tax Revenue Bonds, 5.30%, 2/1/17	930,000	1,000,959
Utah State Housing Corp. Military Housing Revenue Bonds, 5.392%, 7/1/50	1,500,000	1,286,850
Vacaville California Redevelopment Agency Housing Tax Allocation Bonds, 6.125%, 9/1/20	665,000	607,750
Wells Fargo Bank NA Custodial Receipts Revenue Bonds, 6.734%, 9/1/27 (e)	1,000,000	1,001,810
West Contra Costa California Unified School District COPs, 4.86%, 1/1/14	525,000	524,990

Total Municipal Obligations (Cost $23,090,464)		21,675,288

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 1.5%
AgFirst FCB:
6.585% to 6/15/12, floating rate thereafter to 6/29/49 (e)(r)	1,000,000	800,000
7.30%, 10/14/49 (e)	1,300,000	1,156,400
Fannie Mae, 1.25%, 6/22/12	1,000,000	1,009,852
Premier Aircraft Leasing EXIM 1 Ltd., 3.576%, 2/6/22	1,396,416	1,392,437
Private Export Funding Corp., 3.05%, 10/15/14	500,000	518,078
U.S. Department of Housing and Urban Development, 3.44%, 8/1/11	250,000	252,782
US AgBank FCB, 6.11% to 7/10/12, floating rate thereafter to 12/31/49 (e)(r)	300,000	201,000

Total U.S. Government Agencies and Instrumentalities (Cost $5,326,455)		5,330,549

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.0%
Government National Mortgage Association, 5.50%, 1/16/32 (b)	562,699	31,132

Total U.S. Government Agency Mortgage-Backed Securities (Cost $19,961)		31,132

U.S. TREASURY - 6.1%
United States Treasury Bonds:
3.875%, 8/15/40	2,220,000	1,986,206
4.25%, 11/15/40	6,338,000	6,059,722
4.75%, 2/15/41	4,800,000	4,989,000
United States Treasury Notes:
2.125%, 2/29/16	900,000	897,047
3.625%, 2/15/21	7,175,000	7,278,140

Total U.S. Treasury (Cost $21,165,950)		21,210,115

TOTAL INVESTMENTS (Cost $298,212,547) - 94.3%		328,296,399
Other assets and liabilities, net - 5.7%		19,867,559
NET ASSETS - 100%		$348,163,958

FUTURES	# OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Sold:
2 Year U.S. Treasury Notes	358	6/11	$78,088,750	($27,998)
5 Year U.S. Treasury Notes	8	6/11	934,313	5,835
30 Year U.S. Treasury Bonds	20	6/11	2,403,750	29,352
Total Sold				$7,189

(b) This security was valued by the Board of Directors. See Note A.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f) Maryland State Economic Development Corp. Revenue Bonds Series B and C were issued in exchange for 750,000 par Maryland State Economic Development Corp. Revenue Bonds due 10/1/19 that were previously held by the Portfolio. Series B is not accruing interest.

(m) The Illinois Insurance Department prohibited Lumbermens from making interest payments. This security is no longer accruing interest.

(p) The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments. This security is no longer accruing interest.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(w) Security is in default and is no longer accruing interest.

(x) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007.  This security is no longer accruing interest.

(y) The government of Iceland took control of Glitnir Banki HF (the “Bank”) on October 8, 2008. The government has prohibited the Bank from paying any claims owed to foreign entities. This securitity is no longer accruing interest.

* Non-income producing security.

Abbreviations:

COPs: Certificates of Participation

FCB: Farm Credit Bank

FSB: Federal Savings Bank

GO: General Obligation

IDA: Industrial Development Agency/Authority

LLC: Limited Liability Corporation

LP: Limited Partnership

MFH: Multi-Family Housing

PO: Pension Obligation

STEP: Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP SRI MID CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2011

EQUITY SECURITIES - 98.9%	SHARES	VALUE
Auto Components - 2.7%
TRW Automotive Holdings Corp.*	22,050	$1,214,514

Capital Markets - 2.9%
Affiliated Managers Group, Inc.*	12,000	1,312,440

Chemicals - 3.5%
Ecolab, Inc.	9,800	499,996
Nalco Holding Co.	39,450	1,077,379
		1,577,375

Communications Equipment - 2.0%
Harris Corp.	18,450	915,120

Diversified Financial Services - 2.1%
IntercontinentalExchange, Inc.*	7,640	943,846

Electrical Equipment - 1.8%
General Cable Corp.*	18,400	796,720

Electronic Equipment & Instruments - 4.8%
Amphenol Corp.	18,650	1,014,373
Arrow Electronics, Inc.*	27,400	1,147,512
		2,161,885

Energy Equipment & Services - 7.7%
FMC Technologies, Inc.*	6,700	633,016
RPC, Inc.	56,049	1,419,161
Unit Corp.*	23,100	1,431,045
		3,483,222

Food Products - 1.3%
Corn Products International, Inc.	11,200	580,384

Gas Utilities - 2.0%
Energen Corp.	14,450	912,084

Health Care Providers & Services - 6.7%
AmerisourceBergen Corp.	20,550	812,958
Chemed Corp.	6,600	439,626
HealthSpring, Inc.*	28,400	1,061,308
Lincare Holdings, Inc.	23,700	702,942
		3,016,834

Household Products - 2.4%
Church & Dwight Co., Inc.	13,350	1,059,189

Insurance - 1.9%
Torchmark Corp.	12,900	857,592

Internet Software & Services - 2.4%
j2 Global Communications, Inc.*	36,400	1,074,164

IT Services - 9.3%
Syntel, Inc.	26,300	1,373,649
Teradata Corp.*	27,900	1,414,530
Wright Express Corp.*	27,150	1,407,456
		4,195,635

Leisure Equipment & Products - 1.9%
Polaris Industries, Inc.	9,800	852,796

Life Sciences - Tools & Services - 4.5%
Mettler-Toledo International, Inc.*	5,525	950,300
Waters Corp.*	12,300	1,068,870
		2,019,170

Machinery - 10.0%
Gardner Denver, Inc.	16,800	1,310,904
Graco, Inc.	21,000	955,290
The Toro Co.	14,550	963,501
WABCO Holdings, Inc.*	20,300	1,251,292
		4,480,987

Media - 1.7%
Gannett Co., Inc.	51,600	785,868

Metals & Mining - 2.5%
Reliance Steel & Aluminum Co.	19,550	1,129,599

Multiline Retail - 2.2%
Nordstrom, Inc.	22,300	1,000,824

Pharmaceuticals - 2.2%
Endo Pharmaceuticals Holdings, Inc.*	25,750	982,620

Semiconductors & Semiconductor Equipment - 4.8%
Lam Research Corp.*	20,150	1,141,699
National Semiconductor Corp.	69,750	1,000,215
		2,141,914

Specialty Retail - 5.2%
Advance Auto Parts, Inc.	17,200	1,128,664
Ross Stores, Inc.	16,800	1,194,816
		2,323,480

Textiles, Apparel & Luxury Goods - 4.5%
Deckers Outdoor Corp.*	14,400	1,240,560
Hanesbrands, Inc.*	29,500	797,680
		2,038,240

Trading Companies & Distributors - 2.9%
WESCO International, Inc.*	21,000	1,312,500

Wireless Telecommunication Services - 3.0%
MetroPCS Communications, Inc.*	31,350	509,124
NII Holdings, Inc.*	20,050	835,484
		1,344,608

Total Equity Securities (Cost $32,651,791)		44,513,610

TOTAL INVESTMENTS (Cost $32,651,791) - 98.9%		44,513,610
Other assets and liabilities, net - 1.1%		498,089
NET ASSETS - 100%		$45,011,699

* Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP SRI STRATEGIC PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2011

EQUITY SECURITIES - 95.4%	SHARES	VALUE
Biotechnology - 4.9%
Gilead Sciences, Inc.*	164,100	$6,964,404

Chemicals - 2.0%
Monsanto Co.	39,700	2,868,722

Commercial Banks - 4.3%
Turkiye Garanti Bankasi AS (ADR)	613,100	2,838,653
US Bancorp	121,800	3,219,174
		6,057,827

Computers & Peripherals - 5.2%
Dell, Inc.*	436,000	6,326,360
NCR Corp.*	52,284	985,031
		7,311,391

Diversified Financial Services - 8.5%
Bank of America Corp.	185,400	2,471,382
ING Groep NV (ADR)*	376,400	4,784,044
JPMorgan Chase & Co.	104,100	4,799,010
		12,054,436

Diversified Telecommunication Services - 1.2%
Level 3 Communications, Inc.*	1,144,700	1,682,709

Electronic Equipment & Instruments - 2.0%
Corning, Inc.	137,129	2,828,971

Energy Equipment & Services - 2.8%
Ensco plc (ADR)	69,200	4,002,528

Food & Staples Retailing - 0.2%
Rite Aid Corp.*	292,500	310,050

Health Care Equipment & Supplies - 4.1%
Alere, Inc.*	64,300	2,516,702
Varian Medical Systems, Inc.*	49,515	3,349,195
		5,865,897

Health Care Providers & Services - 0.6%
Community Health Systems, Inc.*	20,240	809,398

Hotels, Restaurants & Leisure - 1.8%
Life Time Fitness, Inc.*	67,000	2,499,770

Household Durables - 1.1%
Pulte Group, Inc.*	213,500	1,579,900

Industrial Conglomerates - 3.6%
General Electric Co.	252,400	5,060,620

Insurance - 3.6%
Genworth Financial, Inc.*	221,700	2,984,082
Hartford Financial Services Group, Inc.	77,000	2,073,610
		5,057,692

Internet Software & Services - 6.2%
Google, Inc.*	10,115	5,929,514
Yahoo!, Inc.*	170,300	2,835,495
		8,765,009

IT Services - 5.8%
Amdocs Ltd.*	95,000	2,740,750
Fiserv, Inc.*	86,900	5,450,368
		8,191,118

Life Sciences - Tools & Services - 3.0%
Thermo Fisher Scientific, Inc.*	77,500	4,305,125

Media - 1.7%
DISH Network Corp.*	98,900	2,409,204

Metals & Mining - 2.6%
United States Steel Corp.	69,400	3,743,436

Oil, Gas & Consumable Fuels - 14.2%
ConocoPhillips	44,426	3,547,860
Exxon Mobil Corp.	78,100	6,570,553
Gazprom OAO (ADR)	116,400	3,764,376
SandRidge Energy, Inc.*	487,987	6,246,234
		20,129,023

Pharmaceuticals - 4.5%
Eli Lilly & Co.	104,493	3,675,019
Roche Holding AG (ADR)	74,100	2,663,895
		6,338,914

Semiconductors & Semiconductor Equipment - 2.7%
MEMC Electronic Materials, Inc.*	181,876	2,357,113
ON Semiconductor Corp.*	143,250	1,413,877
		3,770,990

Software - 3.4%
ANSYS, Inc.*	19,084	1,034,162
Microsoft Corp.	151,000	3,829,360
		4,863,522

Specialty Retail - 3.6%
Best Buy Co., Inc.	78,300	2,248,776
The Gap, Inc.	126,300	2,861,958
		5,110,734

Wireless Telecommunication Services - 1.8%
KDDI Corp. (ADR)	41,500	2,580,470

Total Equity Securities (Cost $117,837,610)		135,161,860

CORPORATE BONDS - 0.4%	PRINCIPAL AMOUNT
Level 3 Communications, Inc., 6.50%, 10/1/16	$346,000	503,800

Total Corporate Bonds (Cost $346,000)		503,800

TOTAL INVESTMENTS (Cost $118,183,610) - 95.8%		135,665,660
Other assets and liabilities, net - 4.2%		5,963,102
NET ASSETS - 100%		$141,628,762

* Non-income producing security.

Abbreviations:

ADR: American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP SMALL CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2011

EQUITY SECURITIES - 99.7%	SHARES	VALUE
Aerospace & Defense - 1.2%
Triumph Group, Inc.	4,086	$361,407

Air Freight & Logistics - 1.6%
Atlas Air Worldwide Holdings, Inc.*	6,631	462,313

Airlines - 0.8%
JetBlue Airways Corp.*	35,015	219,544

Auto Components - 2.5%
American Axle & Manufacturing Holdings, Inc.*	31,623	398,134
Gentex Corp.	10,689	323,342
		721,476

Biotechnology - 2.4%
BioMarin Pharmaceutical, Inc.*	9,867	247,958
Regeneron Pharmaceuticals, Inc.*	5,628	252,922
Seattle Genetics, Inc.*	11,588	180,425
		681,305

Capital Markets - 1.7%
Duff & Phelps Corp.	11,639	185,991
Janus Capital Group, Inc.	11,705	145,962
optionsXpress Holdings, Inc.	8,255	151,149
		483,102

Chemicals - 2.7%
Huntsman Corp.	27,511	478,141
Intrepid Potash, Inc.*	8,471	294,960
		773,101

Commercial Banks - 0.4%
UMB Financial Corp.	2,915	108,890

Commercial Services & Supplies - 3.1%
GEO Group, Inc.*	18,720	479,981
Waste Connections, Inc.	14,842	427,301
		907,282

Communications Equipment - 2.7%
EMS Technologies, Inc.*	16,640	327,059
Riverbed Technology, Inc.*	12,423	467,726
		794,785

Construction & Engineering - 0.8%
Northwest Pipe Co.*	10,238	234,757

Construction Materials - 1.4%
Texas Industries, Inc.	8,861	400,783

Consumer Finance - 2.0%
Cash America International, Inc.	12,498	575,533

Diversified Consumer Services - 0.8%
Sotheby's	4,332	227,863

Electrical Equipment - 3.4%
GrafTech International Ltd.*	27,910	575,783
Regal-Beloit Corp.	5,439	401,562
		977,345

Electronic Equipment & Instruments - 4.2%
Coherent, Inc.*	8,246	479,175
DTS, Inc.*	11,847	552,426
Universal Display Corp.*	3,579	196,988
		1,228,589

Energy Equipment & Services - 5.7%
Lufkin Industries, Inc.	12,846	1,200,716
OYO Geospace Corp.*	4,671	460,467
		1,661,183

Food & Staples Retailing - 0.6%
Fresh Market, Inc.*	4,565	172,283

Health Care Equipment & Supplies - 5.3%
American Medical Systems Holdings, Inc.*	17,736	383,807
ArthroCare Corp.*	9,668	322,331
Delcath Systems, Inc.*	12,243	90,231
Sirona Dental Systems, Inc.*	7,952	398,872
Thoratec Corp.*	12,533	324,981
		1,520,222

Health Care Providers & Services - 2.6%
Catalyst Health Solutions, Inc.*	6,718	375,738
Centene Corp.*	11,223	370,134
		745,872

Health Care Technology - 4.0%
Allscripts Healthcare Solutions, Inc.*	18,939	397,530
MedAssets, Inc.*	12,660	193,318
Quality Systems, Inc.	5,466	455,536
Vital Images, Inc.*	8,495	114,768
		1,161,152

Hotels, Restaurants & Leisure - 6.2%
Bally Technologies, Inc.*	10,398	393,564
BJ's Restaurants, Inc.*	9,137	359,358
Buffalo Wild Wings, Inc.*	4,330	235,682
Orient-Express Hotels Ltd.*	11,152	137,950
Pinnacle Entertainment, Inc.*	17,998	245,133
Shuffle Master, Inc.*	39,241	419,094
		1,790,781

Household Durables - 1.4%
Universal Electronics, Inc.*	13,302	393,207

Internet Software & Services - 0.5%
Monster Worldwide, Inc.*	8,493	135,039

IT Services - 0.8%
Sapient Corp.*	21,508	246,267

Life Sciences - Tools & Services - 2.6%
Bruker Corp.*	18,242	380,346
ICON plc (ADR)*	10,671	230,387
PAREXEL International Corp.*	5,737	142,851
		753,584

Machinery - 3.2%
Meritor, Inc.*	19,965	338,806
WABCO Holdings, Inc.*	9,608	592,237
		931,043

Metals & Mining - 2.3%
RTI International Metals, Inc.*	13,468	419,528
Titanium Metals Corp.*	13,594	252,577
		672,105

Oil, Gas & Consumable Fuels - 3.2%
Cloud Peak Energy, Inc.*	13,055	281,857
CVR Energy, Inc.*	8,048	186,392
Oasis Petroleum, Inc.*	14,118	446,411
		914,660

Personal Products - 0.8%
Herbalife Ltd.	2,955	240,419

Pharmaceuticals - 0.9%
Salix Pharmaceuticals Ltd.*	7,674	268,820

Real Estate Investment Trusts - 1.1%
DuPont Fabros Technology, Inc.	4,533	109,925
Redwood Trust, Inc.	14,253	221,634
		331,559

Road & Rail - 1.1%
Landstar System, Inc.	6,800	310,624

Semiconductors & Semiconductor Equipment - 5.1%
Netlogic Microsystems, Inc.*	8,617	362,086
Teradyne, Inc.*	18,425	328,149
Varian Semiconductor Equipment Associates, Inc.*	8,155	396,904
Veeco Instruments, Inc.*	7,610	386,893
		1,474,032

Software - 14.0%
ANSYS, Inc.*	8,145	441,378
Compuware Corp.*	33,013	381,300
Fortinet, Inc.*	8,499	373,956
Informatica Corp.*	10,498	548,310
NICE Systems Ltd. (ADR)*	9,933	366,925
Progress Software Corp.*	10,411	302,856
QLIK Technologies, Inc.*	8,624	224,224
Radiant Systems, Inc.*	15,124	267,695
SuccessFactors, Inc.*	12,991	507,818
TIBCO Software, Inc.*	23,272	634,162
		4,048,624

Specialty Retail - 5.8%
Chico's FAS, Inc.	18,776	279,762
Genesco, Inc.*	20,472	822,975
Vitamin Shoppe, Inc.*	16,852	570,103
		1,672,840

Textiles, Apparel & Luxury Goods - 0.8%
Steven Madden Ltd.*	5,250	246,383

Total Equity Securities (Cost $19,344,964)		28,848,774

TOTAL INVESTMENTS (Cost $19,344,964) - 99.7%		28,848,774
Other assets and liabilities, net - 0.3%		83,224
NET ASSETS - 100%		$28,931,998

* Non-income producing security.

Abbreviations:

ADR: American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2011

MUNICIPAL OBLIGATIONS - 1.2%	PRINCIPAL AMOUNT	VALUE
South Carolina State Public Service Authority Revenue Bonds, 0.505%, 7/15/11 (r)	$1,000,000	$1,000,000

Total Municipal Obligations (Cost $1,000,000)		1,000,000

VARIABLE RATE DEMAND NOTES - 86.7%
2880 Stevens Creek LLC, 0.32%, 11/1/33, LOC: Bank of the West (r)	970,000	970,000
Allen County Ohio Hospital Facilities Revenue, 0.21%, 6/1/34, LOC: Bank of Nova Scotia (r)	500,000	500,000
Birmingham Alabama Industrial Development Board Revenue, 0.48%, 5/1/29, LOC: Renasant Bank, C/LOC: FHLB (r)	1,845,000	1,845,000
Calhoun County Alabama Economic Development Council Revenue, 0.46%, 4/1/21, LOC: Bank of America (r)	800,000	800,000
CIDC-Hudson House LLC New York Revenue, 0.80%, 12/1/34, LOC: Hudson River Bank & Trust, C/LOC: FHLB (r)	480,000	480,000
Congress/Commons LLC, 0.34%, 12/1/50, LOC: First Chicago Bank & Trust, C/LOC: FHLB (r)	2,000,000	2,000,000
Crawfordsville Indiana MFH Revenue, 0.50%, 1/1/33, CEI: FHLB (r)	935,000	935,000
District of Columbia Revenue, 0.27%, 4/1/38, LOC: PNC Bank (r)	265,000	265,000
Erie County New York IDA Revenue, 0.32%, 4/1/32, LOC: HSBC USA (r)	1,560,000	1,560,000
Florida State Housing Finance Corp. MFH Revenue, 0.26%, 10/15/32, CEI: Fannie Mae (r)	170,000	170,000
Four Fishers LLC, 0.49%, 4/1/24, LOC: Bank of America (r)	955,000	955,000
Gillette Wyoming Pollution Control Revenue, 0.23%, 1/1/18, LOC: Barclays Bank (r)	3,100,000	3,100,000
Goshen Indiana Economic Development Revenue, 0.25%, 10/1/42, LOC: JPMorgan Chase Bank (r)	940,000	940,000
HBPWH Building Co., 0.36%, 11/1/22, LOC: Wells Fargo Bank (r)	905,000	905,000
Hopkinsville Kentucky Industrial Building LO Revenue, 0.40%, 8/1/24, LOC: Comerica Bank (r)	1,145,000	1,145,000
Illinois State Development Finance Authority Revenue, 0.27%, 6/1/19, LOC: Northern Trust Co. (r)	1,200,000	1,200,000
Illinois State Toll Highway Authority Revenue:
0.19%, 7/1/30, LOC: Northern Trust Co. (r)	2,000,000	2,000,000
0.30%, 7/1/30, LOC: Bank of Tokyo-Mitsubishi UFJ (r)	2,000,000	2,000,000
Iowa State Finance Authority IDA Revenue, 0.26%, 11/1/17, LOC: Societe Generale (r)	2,930,000	2,930,000
Kansas City Missouri IDA & MFH Revenue, 0.27%, 9/15/32, CEI: Fannie Mae (r)	1,050,000	1,050,000
Legacy Park LLC, 0.58%, 1/1/58, LOC: Fifth Third Bank (r)	3,000,000	3,000,000
Louisiana State Housing Finance Agency Revenue, 0.25%, 3/15/37, CEI: Fannie Mae (r)	2,035,000	2,035,000
Marietta Georgia Housing Authority MFH Revenue, 0.27%, 7/1/24, CEI: Freddie Mac (r)	2,000,000	2,000,000
Martin Luther Foundation, Inc., 0.50%, 9/1/11, LOC: KBC Bank (r)	5,000	5,000
Massachusetts State Development Finance Agency Revenue, 0.27%, 9/1/16, LOC: TD Bank (r)	820,000	820,000
Michigan State Hospital Finance Authority Revenue, 0.25%, 3/1/30, LOC: Comerica Bank (r)	400,000	400,000
Michigan Strategic Fund Revenue, 0.45%, 9/1/22, LOC: Bank of America (r)	800,000	800,000
Milpitas California MFH Revenue, 0.23%, 8/15/33, CEI: Fannie Mae (r)	200,000	200,000
Mississippi Business Finance Corp. Revenue, 0.34%, 12/1/39, LOC: Midland State Bank, C/LOC: FHLB (r)	2,200,000	2,200,000
Mississippi State Business Finance Corp. Revenue, 0.25%, 3/1/17, LOC: PNC Bank (r)	175,000	175,000
Montgomery County Pennsylvania Redevelopment Authority MFH Revenue, 0.26%, 8/15/31, CEI: Fannie Mae (r)	1,505,000	1,505,000
Morehead Kentucky League of Cities Funding Trust Lease Program Revenue, 0.26%, 6/1/34, LOC: U.S. Bank (r)	156,000	156,000
Nevada State Housing Division Revenue, 0.26%, 4/15/39, CEI: Fannie Mae (r)	1,500,000	1,500,000
New Britain Connecticut GO Revenue, 0.34%, 2/1/26, LOC: Bank of America (r)	515,000	515,000
New York City Housing Development Corp. MFH Revenue:
0.24%, 12/1/35, CEI: Freddie Mac (r)	185,000	185,000
0.25%, 11/15/37, CEI: Fannie Mae (r)	385,000	385,000
New York Metropolitan Transportation Authority Revenue, 0.23%, 11/1/35, LOC: BNP Paribas (r)	3,100,000	3,100,000
New York State Dormitory Authority Revenue, 0.21%, 7/1/38, LOC: TD Bank (r)	1,000,000	1,000,000
New York State Housing Finance Agency Revenue:
0.27%, 5/15/33, CEI: Fannie Mae (r)	2,700,000	2,700,000
0.23%, 5/15/37, CEI: Fannie Mae (r)	400,000	400,000
0.23%, 5/1/42, LOC: Wells Fargo Bank (r)	620,000	620,000
New York State MMC Corp. Revenue, 0.80%, 11/1/35, LOC: JPMorgan Chase Bank (r)	1,920,000	1,920,000
Orange County Florida HFA MFH Revenue, 0.38%, 10/15/32, CEI: Fannie Mae (r)	470,000	470,000
Osprey Property Co., LLC, 0.28%, 6/1/27, LOC: Wells Fargo Bank (r)	400,000	400,000
Palm Beach County Florida Revenue, 0.31%, 1/1/34, LOC: TD Bank (r)	970,000	970,000
Peoploungers, Inc., 0.45%, 4/1/18, LOC: Bank of New Albany, C/LOC: FHLB (r)	100,000	100,000
Rathbone LLC, 0.40%, 1/1/38, LOC: Comerica Bank (r)	1,525,000	1,525,000
Rex Lumber LLC, 0.31%, 2/1/22, LOC: Whitney National Bank, C/LOC: FHLB (r)	1,020,000	1,020,000
Rhode Island State Health & Educational Building Corp. Revenue, 0.33%, 12/1/31, LOC: RBS Citizens (r)	640,000	640,000
Rhode Island State Student Loan Authority Revenue, 0.23%, 6/1/48, LOC: State Street Bank (r)	2,500,000	2,500,000
Shawnee Kansas Private Activity Revenue, 0.65%, 12/1/12, LOC: JPMorgan Chase Bank (r)	350,000	350,000
South Dakota State Housing Development Authority Revenue, 0.27%, 1/1/44, CEI: Freddie Mac (r)	520,000	520,000
St. Paul Minnesota Port Authority Revenue, 0.29%, 6/1/11, LOC: US Bank (r)	40,000	40,000
Tucson Arizona IDA Revenue, 0.24%, 1/15/32, CEI: Fannie Mae (r)	1,240,000	1,240,000
Vermont State Educational & Health Buildings Financing Agency Revenue, 0.28%, 6/1/22, LOC: Chittenden Trust Company, C/LOC: Wells Fargo Bank (r)	940,000	940,000
Warrior Roofing Manufacturing of Georgia LLC, 0.51%, 12/15/34, LOC: Bank of Tuscaloosa, C/LOC: FHLB (r)	1,930,000	1,930,000
Westchester County New York IDA Revenue, 0.32%, 1/1/34, LOC: Sovereign Bank, C/LOC: Banco Santander (r)	3,085,000	3,085,000
Wilkes-Barre Pennsylvania GO, 0.29%, 11/1/25, LOC: PNC Bank (r)	2,645,000	2,645,000

Total Variable Rate Demand Notes (Cost $69,746,000)		69,746,000

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 6.2%
Fannie Mae Discount Notes, 5/4/11	2,000,000	1,999,487
Federal Home Loan Bank:
0.35%, 4/1/11	1,000,000	1,000,000
0.70%, 4/18/11	1,000,000	1,000,066
0.80%, 5/6/11	1,000,000	1,000,232

Total U.S. Government Agencies And Instrumentalities (Cost $4,999,785)		4,999,785

U.S. TREASURY - 5.0%
United States Treasury Notes:
0.875%, 5/31/11	2,000,000	2,002,119
1.00%, 9/30/11	2,000,000	2,008,372

Total U.S. Treasury (Cost $4,010,491)		4,010,491

TOTAL INVESTMENTS (Cost $79,756,276) - 99.1%		79,756,276
Other assets and liabilities, net - 0.9%		689,629
NET ASSETS - 100%		$80,445,905

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Explanation of Guarantees:

C/LOC: Confirming Letter of Credit

CEI: Credit Enhancement Instrument

LOC: Letter of Credit

Abbreviations:

FHLB: Federal Home Loan Bank

GO: General Obligation

HFA: Housing Finance Authority

IDA: Industrial Development Agency/Authority

LLC: Limited Liability Corporation

LO: Limited Obligation

MFH: Multi-Family Housing

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP MID CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2011

EQUITY SECURITIES - 98.9%	SHARES	VALUE
Aerospace & Defense - 1.1%
Goodrich Corp.	2,484	$212,457

Airlines - 0.9%
Delta Air Lines, Inc.*	6,651	65,180
United Continental Holdings, Inc.*	3,769	86,649
US Airways Group, Inc.*	3,488	30,381
		182,210

Auto Components - 0.9%
TRW Automotive Holdings Corp.*	1,477	81,353
Visteon Corp.*	1,459	91,173
		172,526

Automobiles - 0.7%
Ford Motor Co.*	9,299	138,648

Building Products - 0.9%
A.O. Smith Corp.	4,187	185,652

Capital Markets - 1.4%
Artio Global Investors, Inc.	2,394	38,687
Invesco Ltd.	9,098	232,545
		271,232

Chemicals - 5.5%
Agrium, Inc.	877	80,912
Eastman Chemical Co.	4,135	410,688
Huntsman Corp.	8,341	144,967
Lubrizol Corp.	1,316	176,291
PPG Industries, Inc.	2,904	276,490
		1,089,348

Commercial Banks - 6.8%
CIT Group, Inc.*	10,135	431,244
Comerica, Inc.	4,385	161,017
Cullen/Frost Bankers, Inc.	1,486	87,704
Fifth Third Bancorp	12,492	173,389
Huntington Bancshares, Inc.	17,315	114,972
KeyCorp	15,529	137,897
SunTrust Banks, Inc.	4,675	134,827
TCF Financial Corp.	5,665	89,847
		1,330,897

Commercial Services & Supplies - 0.3%
Ritchie Bros. Auctioneers, Inc.	2,333	65,674

Computers & Peripherals - 0.7%
Western Digital Corp.*	3,516	131,112

Construction & Engineering - 2.6%
Chicago Bridge & Iron Co. NV, NY Shares	3,712	150,930
Fluor Corp.	1,157	85,225
Foster Wheeler AG*	2,830	106,464
Jacobs Engineering Group, Inc.*	1,730	88,974
KBR, Inc.	2,246	84,831
		516,424

Containers & Packaging - 0.4%
Smurfit-Stone Container Corp.*	1,974	76,295

Diversified Consumer Services - 1.3%
Apollo Group, Inc.*	1,092	45,548
Capella Education Co.*	847	42,172
Career Education Corp.*	2,579	58,595
Corinthian Colleges, Inc.*	4,990	22,056
DeVry, Inc.	947	52,151
ITT Educational Services, Inc.*	555	40,043
		260,565

Diversified Financial Services - 0.4%
Pico Holdings, Inc.*	2,467	74,158

Diversified Telecommunication Services - 1.7%
CenturyLink, Inc.	1,993	82,809
Qwest Communications International, Inc.	15,243	104,110
Windstream Corp.	11,712	150,733
		337,652

Electric Utilities - 2.2%
Entergy Corp.	1,524	102,428
FirstEnergy Corp.	2,214	82,117
Pepco Holdings, Inc.	7,553	140,863
Pinnacle West Capital Corp.	2,288	97,904
		423,312

Electrical Equipment - 4.0%
Cooper Industries plc	7,855	509,789
Rockwell Automation, Inc.	1,894	179,267
The Babcock & Wilcox Co.*	2,976	99,339
		788,395

Electronic Equipment & Instruments - 1.2%
Avnet, Inc.*	7,077	241,255

Energy Equipment & Services - 3.9%
Cameron International Corp.*	2,812	160,565
McDermott International, Inc.*	9,742	247,349
Nabors Industries Ltd.*	8,355	253,825
Noble Corp.	2,214	101,003
		762,742

Gas Utilities - 0.2%
Questar Corp.	2,078	36,261

Health Care Providers & Services - 2.9%
CIGNA Corp.	8,658	383,376
Universal Health Services, Inc., Class B	3,669	181,286
		564,662

Hotels, Restaurants & Leisure - 1.6%
Penn National Gaming, Inc.*	5,266	195,158
Royal Caribbean Cruises Ltd.*	2,833	116,890
		312,048

Household Durables - 0.9%
D.R. Horton, Inc.	3,111	36,243
KB Home	1,570	19,531
Lennar Corp.	1,953	35,388
Mohawk Industries, Inc.*	1,360	83,164
		174,326

Insurance - 5.9%
Assurant, Inc.	3,046	117,302
AXIS Capital Holdings Ltd.	2,423	84,611
Everest Re Group Ltd.	1,454	128,214
Lincoln National Corp.	8,158	245,066
PartnerRe Ltd.	1,484	117,592
Transatlantic Holdings, Inc.	1,218	59,280
XL Group plc	16,714	411,164
		1,163,229

IT Services - 0.8%
Computer Sciences Corp.	3,237	157,739

Leisure Equipment & Products - 1.6%
Hasbro, Inc.	6,685	313,125

Life Sciences - Tools & Services - 4.5%
Agilent Technologies, Inc.*	10,955	490,565
Life Technologies Corp.*	7,698	403,529
		894,094

Machinery - 5.4%
AGCO Corp.*	2,340	128,630
Eaton Corp.	5,004	277,422
Manitowoc Co., Inc.	4,941	108,109
Navistar International Corp.*	2,868	198,838
Oshkosh Corp.*	1,407	49,780
Parker Hannifin Corp.	1,694	160,388
Terex Corp.*	3,633	134,566
		1,057,733

Media - 3.2%
DISH Network Corp.*	5,198	126,623
Liberty Media Corp. - Starz*	1,507	116,943
National CineMedia, Inc.	11,029	205,911
Regal Entertainment Group	13,015	175,703
		625,180

Metals & Mining - 1.8%
Cliffs Natural Resources, Inc.	884	86,880
Freeport-McMoRan Copper & Gold, Inc.	3,059	169,927
Steel Dynamics, Inc.	5,236	98,280
		355,087

Multiline Retail - 2.4%
Macy's, Inc.	10,891	264,216
Nordstrom, Inc.	4,815	216,097
		480,313

Multi-Utilities - 3.6%
Centerpoint Energy, Inc.	10,424	183,045
DTE Energy Co.	4,413	216,061
Sempra Energy	2,634	140,919
Wisconsin Energy Corp.	5,394	164,517
		704,542

Oil, Gas & Consumable Fuels - 8.1%
Alpha Natural Resources, Inc.*	2,144	127,289
El Paso Corp.	11,820	212,760
Enbridge, Inc.	5,191	318,987
EQT Corp.	971	48,453
Newfield Exploration Co.*	5,851	444,735
QEP Resources, Inc.	1,947	78,931
Whiting Petroleum Corp.*	4,992	366,662
		1,597,817

Paper & Forest Products - 1.2%
Domtar Corp.	1,396	128,125
Louisiana-Pacific Corp.*	9,375	98,437
		226,562

Pharmaceuticals - 3.9%
Hospira, Inc.*	1,085	59,892
Mylan, Inc.*	20,036	454,216
Watson Pharmaceuticals, Inc.*	4,505	252,325
		766,433

Real Estate Investment Trusts - 2.6%
AvalonBay Communities, Inc.	413	49,593
Boston Properties, Inc.	508	48,184
Equity Residential	1,125	63,461
Pebblebrook Hotel Trust	1,860	41,199
ProLogis	8,725	139,426
Rayonier, Inc.	1,665	103,746
Ventas, Inc.	1,321	71,730
		517,339

Road & Rail - 2.8%
Con-way, Inc.	2,475	97,243
JB Hunt Transport Services, Inc.	2,904	131,900
Kansas City Southern*	3,928	213,880
Werner Enterprises, Inc.	3,767	99,712
		542,735

Semiconductors & Semiconductor Equipment - 2.7%
LSI Corp.*	60,917	414,236
Microchip Technology, Inc.	3,253	123,647
		537,883

Software - 1.0%
BMC Software, Inc.*	4,004	199,159

Specialty Retail - 0.8%
Abercrombie & Fitch Co.	2,769	162,540

Tobacco - 3.9%
Lorillard, Inc.	8,000	760,080

Wireless Telecommunication Services - 0.2%
Sprint Nextel Corp.*	9,384	43,542

Total Equity Securities (Cost $14,492,136)		19,452,983

TOTAL INVESTMENTS (Cost $14,492,136) - 98.9%		19,452,983
Other assets and liabilities, net - 1.1%		206,841
NET ASSETS - 100%		$19,659,824

* Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2011

ASSET-BACKED SECURITIES - 2.4%	PRINCIPAL AMOUNT	VALUE
AmeriCredit Automobile Receivables Trust, 0.31%, 12/6/13 (r)	$347,603	$347,432
Captec Franchise Trust, 8.155%, 6/15/13 (e)	114,717	115,768
Centex Home Equity, 7.36%, 7/25/32 (r)	40,179	5,128
Countrywide Asset-Backed Certificates, 0.70%, 11/25/34 (r)	59,877	52,822
Enterprise Mortgage Acceptance Co. LLC, 7.449%, 1/15/27 (e)(r)	327,284	202,916
Fifth Third Auto Trust, 4.81%, 1/15/13	302,961	306,442
Ford Credit Auto Owner Trust, 4.28%, 5/15/12	72,358	72,937

Total Asset-Backed Securities (Cost $1,122,094)		1,103,445

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 3.3%
Banc of America Mortgage Securities, Inc., 3.525%, 7/20/32 (r)	33,612	32,630
Countrywide Home Loan Mortgage Pass Through Trust, 0.59%, 6/25/35 (e)(r)	164,961	122,404
Impac CMB Trust:
0.87%, 4/25/35 (r)	86,276	47,015
0.57%, 8/25/35 (r)	68,870	52,547
Salomon Brothers Mortgage Securities VII, Inc., 3.199%, 9/25/33 (r)	77,687	30,301
Structured Asset Securities Corp., 5.50%, 6/25/35	1,250,000	940,244
WaMu Mortgage Pass Through Certificates, 2.725%, 10/25/35 (r)	400,000	330,647

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $1,242,405)		1,555,788

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.0%
Bank of America-First Union NB Commercial Mortgage, 5.464%, 4/11/37	181,869	183,127
Bear Stearns Commercial Mortgage Securities, 5.61%, 11/15/33	233,805	236,426
Credit Suisse First Boston Mortgage Securities Corp., 6.387%, 8/15/36	285,304	290,441
GMAC Commercial Mortgage Securities, Inc., 6.278%, 11/15/39	114,042	115,837
JP Morgan Chase Commercial Mortgage Securities Corp., 6.429%, 4/15/35	126,190	126,944
LB-UBS Commercial Mortgage Trust, 4.51%, 12/15/29	375,495	378,590
Wachovia Bank Commercial Mortgage Trust, 5.23%, 7/15/41 (r)	75,000	75,949

Total Commercial Mortgage-Backed Securities (Cost $1,422,189)		1,407,314

CORPORATE BONDS - 52.7%
Alcoa, Inc., 6.15%, 8/15/20	200,000	211,471
Alliance Mortgage Investments, 12.61%, 6/1/10 (b)(r)(x)*	96,336	-
American Airlines Pass Through Trust, 7.858%, 4/1/13	400,000	410,500
American Express Travel, 0.461%, 6/1/11 (r)	200,000	199,689
American National Red Cross, 5.422%, 11/15/13	335,000	334,511
APL Ltd., 8.00%, 1/15/24 (b)	400,000	359,424
ArcelorMittal, 5.50%, 3/1/21	200,000	196,676
Arrow Electronics, Inc., 6.00%, 4/1/20	250,000	264,552
Atlantic City Electric Co., 6.625%, 8/1/13	500,000	548,002
Atlantic Marine Corp. Communities LLC, 6.158%, 12/1/51 (e)	200,000	185,112
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (b)(e)(p)*	650,000	-
Bank of Nova Scotia, 2.90%, 3/29/16	250,000	248,556
BNSF Funding Trust I, 6.613% to 1/15/26, floating rate thereafter to 12/15/55 (r)	250,000	259,687
Calpine Corp. Escrow, (b)*	125,000	-
Cantor Fitzgerald LP, 7.875%, 10/15/19 (e)	300,000	307,141
Cemex SAB de CV, 5.301%, 9/30/15 (e)(r)	200,000	198,399
Chase Capital VI, 0.929%, 8/1/28 (r)	500,000	421,875
Citibank, 0.303%, 7/12/11 (r)	300,000	299,959
Citigroup Funding, Inc., 0.634%, 4/30/12 (r)	300,000	301,319
Comcast Corp., 6.55%, 7/1/39	400,000	413,061
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 4.20%, 5/13/14 (e)	85,000	89,856
Crown Castle Towers LLC, 4.883%, 8/15/20 (e)	400,000	399,500
CVS Pass-Through Trust:
6.036%, 12/10/28	178,757	186,589
7.507%, 1/10/32 (e)	489,663	561,614
Deutsche Bank Capital Trust, 4.901%, 12/29/49 (b)(r)	200,000	164,000
Developers Diversified Realty Corp., 4.75%, 4/15/18	300,000	292,500
Discover Bank, 8.70%, 11/18/19	300,000	358,294
Dominion Resources, Inc., 6.30% to 9/30/11, floating rate thereafter to 9/30/66 (r)	400,000	395,000
Enterprise Products Operating LLC, 7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	800,000	830,000
Fifth Third Bank, 0.424%, 5/17/13 (r)	400,000	392,227
Fleet Capital Trust V, 1.309%, 12/18/28 (r)	300,000	228,328
Ford Motor Credit Co. LLC, 3.053%, 1/13/12 (r)	450,000	453,942
Glitnir Banki HF:
2.95%, 10/15/08 (b)(y)*	400,000	123,000
3.046%, 4/20/10 (e)(r)(y)*	600,000	183,000
6.693% to 6/15/11, floating rate thereafter to 6/15/16 (b)(e)(r)(y)*	100,000	1,000
GMAC Commercial Mortgage Asset Corp., 6.107%, 8/10/52 (e)	350,000	284,914
Goldman Sachs Group, Inc.:
6.00%, 6/15/20	200,000	210,787
6.75%, 10/1/37	400,000	399,009
Great River Energy, 5.829%, 7/1/17 (e)	357,024	388,828
Greif, Inc., 6.75%, 2/1/17	200,000	212,000
HCP, Inc., 5.95%, 9/15/11	250,000	255,787
Hertz Corp., 6.75%, 4/15/19 (e)	250,000	247,500
Hyundai Motor Manufacturing, 4.50%, 4/15/15 (e)	300,000	307,422
International Lease Finance Corp., 7.125%, 9/1/18 (e)	400,000	429,000
Irwin Land LLC, 5.03%, 12/15/25 (e)	150,000	146,996
JET Equipment Trust, 7.63%, 8/15/12 (b)(e)(w)*	27,324	150
Jones Group, Inc., 6.875%, 3/15/19	200,000	196,500
JPMorgan Chase Capital XXIII, 1.313%, 5/15/77 (r)	600,000	496,623
Kansas City Southern de Mexico SA de CV, 7.375%, 6/1/14	50,000	52,000
Kern River Funding Corp., 6.676%, 7/31/16 (e)	37,882	42,815
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18 (e)	300,000	310,875
Land O'Lakes Capital Trust I, 7.45%, 3/15/28 (e)	300,000	271,500
LL & P Wind Energy, Inc. Washington Revenue Bonds, 6.192%, 12/1/27 (e)	200,000	187,962
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 (e)(m)*	42,000	365
8.30%, 12/1/37 (e)(m)*	100,000	870
Masco Corp., 7.125%, 3/15/20	450,000	465,187
Massachusetts Institute of Technology, 7.25%, 11/2/96	150,000	173,862
McGuire Air Force Base Military Housing Project, 5.611%, 9/15/51 (e)	300,000	254,700
Merrill Lynch & Co., Inc., 0.763%, 1/15/15 (r)	400,000	387,012
MetLife Institutional Funding II, 0.703%, 7/12/12 (e)(r)	300,000	300,569
Morgan Stanley, 6.25%, 8/28/17	300,000	323,025
Motors Liquidation Co.:
7.40%, 9/1/25 (ii)*	200,000	55,500
8.375%, 7/15/33 (ii)*	500,000	147,500
National Fuel Gas Co., 6.50%, 4/15/18	100,000	109,156
Nationwide Health Properties, Inc., 6.59%, 7/7/38	70,000	72,407
NextEra Energy Capital Holdings, Inc., 0.712%, 11/9/12 (r)	200,000	200,486
Nordea Bank AB, 4.875%, 1/14/21 (e)	350,000	356,060
Ohana Military Communities LLC, 5.675%, 10/1/26 (e)	600,000	602,562
OPTI Canada, Inc., 9.75%, 8/15/13 (e)	200,000	199,750
Orkney Re II plc, Series B, 6.096%, 12/21/35 (b)(e)(r)(w)*	250,000	-
Overseas Shipholding Group, Inc., 8.125%, 3/30/18	100,000	98,250
Pacific Pilot Funding Ltd., 1.053%, 10/20/16 (e)(r)	87,570	80,594
Pioneer Natural Resources Co., 5.875%, 7/15/16	250,000	262,500
PPF Funding, Inc., 5.50%, 1/15/14 (e)	150,000	156,834
Senior Housing Properties Trust, 8.625%, 1/15/12	200,000	209,250
Skyway Concession Co. LLC, 0.587%, 6/30/17 (e)(r)	150,000	136,702
Southern Co., 0.703%, 10/21/11 (r)	400,000	400,928
SunTrust Bank, 0.603%, 8/24/15 (r)	500,000	472,328
Systems 2001 AT LLC, 6.664%, 9/15/13 (e)	602,348	643,006
Telecom Italia Capital SA, 6.20%, 7/18/11	400,000	405,778
TIERS Trust:
8.45%, 12/1/17 (b)(e)(n)*	219,620	220
STEP, 0.00% to 10/15/33, 7.697% thereafter to 10/15/97 (b)(e)(r)	1,000,000	91,060
Toll Road Investors Partnership II LP, Zero Coupon:
2/15/34 (e)	975,000	115,046
2/15/43 (b)(e)	2,500,000	659,450
2/15/45 (b)(e)	6,590,888	1,004,913
Total Capital Canada Ltd., 0.684%, 1/17/14 (r)	200,000	200,168
US Bank, 3.778% to 4/29/15, floating rate thereafter to 4/29/20 (r)	400,000	406,819
Vale Overseas Ltd., 6.875%, 11/10/39	300,000	320,275
Verizon Communications, Inc., 6.00%, 4/1/41	500,000	497,335
Volkswagen International Finance NV, 0.917%, 4/1/14 (e)(r)	300,000	299,762
Windsor Petroleum Transport Corp., 7.84%, 1/15/21 (e)	382,777	346,654

Total Corporate Bonds (Cost $25,473,663)		24,716,335

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 5.0%
AgFirst FCB:
8.393% to 12/15/11, floating rate thereafter to 12/15/16 (r)	350,000	364,000
6.585% to 6/15/12, floating rate thereafter to 6/29/49 (e)(r)	350,000	280,000
7.30%, 10/14/49 (e)	200,000	177,908
New Valley Generation I, 7.299%, 3/15/19	311,460	359,095
New Valley Generation V, 4.929%, 1/15/21	200,571	218,007
Premier Aircraft Leasing EXIM 1 Ltd.:
3.576%, 2/6/22	279,283	278,487
3.547%, 4/10/22	472,233	470,288
Vessel Management Services, Inc., 5.85%, 5/1/27	188,000	206,347

Total U.S. Government Agencies and Instrumentalities (Cost $2,329,792)		2,354,132

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.0%
Government National Mortgage Association, 5.50%, 1/16/32 (b)	225,080	12,453

Total U.S. Government Agency Mortgage-Backed Securities (Cost $28,715)		12,453

U.S. TREASURY - 12.2%
United States Treasury Bonds:
3.875%, 8/15/40	1,175,000	1,051,258
4.25%, 11/15/40	835,000	798,338
4.75%, 2/15/41	1,160,000	1,205,675
United States Treasury Notes:
2.125%, 2/29/16	270,000	269,114
3.625%, 2/15/21	2,380,000	2,414,213

Total U.S. Treasury (Cost $5,718,631)		5,738,598

FLOATING RATE LOANS(d)- 0.6%
Clear Channel Communications, Inc., Term Loan B, 3.912%, 1/29/16 (r)	300,000	263,792

Total Floating Rate Loans (Cost $300,000)		263,792

MUNICIPAL OBLIGATIONS - 15.1%
Adams-Friendship Area Wisconsin School District GO Bonds, 5.21%, 3/1/13	140,000	148,718
Aspen Colorado Public Facilities Authorities COPs, 5.30%, 9/1/11	135,000	137,155
Escondido California Joint Powers Financing Authority Lease Revenue Bonds, 5.53%, 9/1/18	255,000	249,971
Jackson & Williamson Counties Illinois Community High School District GO Bonds, Zero Coupon:
12/1/25	180,000	62,296
12/1/26	180,000	56,650
6/15/27	180,000	54,162
Kern County California PO Revenue Bonds, Zero Coupon:
8/15/19	170,000	91,712
8/15/20	365,000	178,963
Linden New Jersey GO Bonds, 5.63%, 4/1/21	285,000	267,749
Moreno Valley California Public Financing Authority Revenue Bonds, 5.549%, 5/1/27	250,000	227,037
New Jersey State Economic Development Authority State Pension Funding Revenue Bonds, Zero Coupon, 2/15/21	360,000	201,373
New York City IDA Revenue Bonds, 6.027%, 1/1/46	200,000	151,000
Oakland California Redevelopment Agency Tax Allocation Bonds, 5.411%, 9/1/21	200,000	177,966
Oconto Falls Wisconsin Public School District GO Bonds, 5.70%, 3/1/16	495,000	542,703
Orange County California PO Revenue Bonds, Zero Coupon, 9/1/16	236,000	182,527
Oregon State Local Governments GO Bonds, Zero Coupon, 6/1/18	500,000	335,045
Oregon State School Boards Association GO Bonds, Zero Coupon, 6/30/16	275,000	215,592
Owen Withee Wisconsin School District GO Bonds, 5.64%, 3/1/16	85,000	92,964
Philadelphia Pennsylvania IDA Revenue Bonds, Zero Coupon, 4/15/20	380,000	189,346
Redlands California PO Revenue Bonds, Zero Coupon:
8/1/22	175,000	77,613
8/1/23	185,000	74,833
8/1/24	200,000	73,008
8/1/25	215,000	70,752
8/1/26	230,000	68,510
San Bernardino California Joint Powers Financing Authority Tax Allocation Bonds, 5.625%, 5/1/16	400,000	401,760
San Bernardino County California Financing Authority PO Revenue Bonds, Zero Coupon:
8/1/12	200,000	189,510
8/1/15	251,000	197,926
San Jose California Redevelopment Agency Tax Allocation Bonds, 5.46%, 8/1/35	200,000	153,192
Schenectady New York Metroplex Development Authority Revenue Bonds, 5.36%, 8/1/16	150,000	160,788
Shell Lake Wisconsin School District GO Bonds, 6.03%, 4/1/24	455,000	471,239
Sonoma County California PO Revenue Bonds, 6.625%, 6/1/13	135,000	140,332
Thorp Wisconsin School District GO Bonds, 5.75%, 4/1/16	170,000	186,833
Utah State Housing Corp. Military Housing Revenue Bonds, 5.392%, 7/1/50	250,000	214,475
Wells Fargo Bank NA Custodial Receipts Revenue Bonds, 6.584%, 9/1/27 (e)	250,000	250,327
West Covina California Public Financing Authority Lease Revenue Bonds:
5.39%, 6/1/11	60,000	60,231
5.41%, 6/1/12	80,000	81,710
6.05%, 6/1/26	750,000	651,435

Total Municipal Obligations (Cost $7,400,868)		7,087,403

EQUITY SECURITIES - 1.0%	SHARES
Avado Brands, Inc. (b)*	1,601	16
First Republic Preferred Capital Corp., Preferred (e)	300	307,500
Intermet Corp. (b)*	1,573	16
Woodbourne Capital:
Trust I, Preferred (b)(e)	50,000	35,000
Trust II, Preferred (b)(e)	50,000	35,000
Trust III, Preferred (b)(e)	50,000	35,000
Trust IV, Preferred (b)(e)	50,000	35,000

Total Equity Securities (Cost $565,153)		447,532

TOTAL INVESTMENTS (Cost $45,603,510) - 95.3%		44,686,792
Other assets and liabilities, net - 4.7%		2,180,636
NET ASSETS - 100%		$46,867,428

FUTURES	# OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
5 Year U.S. Treasury Notes	13	6/11	$1,518,258	$1,814
10 Year U.S. Treasury Notes	3	6/11	357,094	746
Total Purchased				$2,560

Sold:
2 Year U.S. Treasury Notes	195	6/11	$42,534,375	($13,053)
30 Year U.S. Treasury Bonds	2	6/11	240,375	4,123
Total Sold				($8,930)

(b) This security was valued by the Board of Directors. See Note A.

(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty. generally pay interest at rates which are periodically redetermined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at period end. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(m) The Illinois Insurance Department prohibited Lumbermens from making interest payments. This security is no longer accruing interest.

(n) The Illinois Insurance Department prohibited Lumbermens from making interest payments. This TIERS security is based on interest payments from Lumbermens. This security is no longer accruing interest.

(p) The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments. This security is no longer accruing interest.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(w) Security is in default and is no longer accruing interest.

(x) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007.  This security is no longer accruing interest.

(y) The government of Iceland took control of Glitnir Bank HF (the “Bank”) on October 8, 2008. The government has prohibited the Bank from paying any claims owed to foreign entities. This security is no longer accruing interest.

(ii) General Motors filed for Chapter 11 bankruptcy on June 1, 2009. This security is no longer accuring interest.  Subsequent to period end, the Fund received a distribution of new GM stock and new GM warrants in exchange for the Motors Liquidation Co. Notes.

* Non-income producing.

Abbreviations:

COPs: Certificates of Participation

FCB: Farm Credit Bank

GO: General Obligation

IDA: Industrial Development Agency/Authority

LLC: Limited Liability Corporation

LP: Limited Partnership

PO: Pension Obligation

STEP: Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP SRI EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2011

EQUITY SECURITIES - 98.6%	SHARES	VALUE
Air Freight & Logistics - 3.0%
C.H. Robinson Worldwide, Inc.	2,780	$206,081
Expeditors International of Washington, Inc.	2,100	105,294
		311,375

Beverages - 1.7%
PepsiCo, Inc.	2,800	180,348

Biotechnology - 2.9%
Gilead Sciences, Inc.*	7,000	297,080

Capital Markets - 6.8%
Charles Schwab Corp.	7,660	138,110
Franklin Resources, Inc.	840	105,067
Lazard Ltd.	4,400	182,952
Northern Trust Corp.	1,910	96,932
T. Rowe Price Group, Inc.	2,740	181,991
		705,052

Chemicals - 2.0%
Ecolab, Inc.	4,100	209,182

Commercial Banks - 5.6%
SunTrust Banks, Inc.	7,710	222,356
Wells Fargo & Co.	6,700	212,390
Zions Bancorporation	6,150	141,819
		576,565

Communications Equipment - 5.0%
Acme Packet, Inc.*	1,940	137,663
QUALCOMM, Inc.	6,970	382,165
		519,828

Computers & Peripherals - 6.2%
Apple, Inc.*	1,370	477,377
Hewlett-Packard Co.	4,120	168,796
		646,173

Consumer Finance - 1.0%
American Express Co.	2,330	105,316

Diversified Financial Services - 3.0%
JPMorgan Chase & Co.	6,660	307,026

Electrical Equipment - 2.5%
Cooper Industries plc	3,980	258,302

Energy Equipment & Services - 5.2%
Cameron International Corp.*	6,210	354,591
Noble Corp.	4,000	182,480
		537,071

Food & Staples Retailing - 4.0%
Costco Wholesale Corp.	1,800	131,976
CVS Caremark Corp.	8,190	281,081
		413,057

Food Products - 1.8%
Green Mountain Coffee Roasters, Inc.*	2,870	185,431

Health Care Equipment & Supplies - 1.6%
St. Jude Medical, Inc.	3,300	169,158

Hotels, Restaurants & Leisure - 5.0%
Chipotle Mexican Grill, Inc.*	620	168,869
Darden Restaurants, Inc.	2,830	139,038
Starbucks Corp.	5,700	210,615
		518,522

Household Products - 0.7%
Procter & Gamble Co.	1,130	69,608

Industrial Conglomerates - 2.4%
3M Co.	2,700	252,450

Insurance - 1.3%
Aflac, Inc.	2,600	137,228

Internet & Catalog Retail - 9.5%
Amazon.com, Inc.*	1,500	270,195
Netflix, Inc.*	2,130	505,513
priceline.com, Inc.*	400	202,576
		978,284

Internet Software & Services - 3.6%
Google, Inc.*	350	205,173
MercadoLibre, Inc.	2,030	165,709
		370,882

IT Services - 3.1%
Cognizant Technology Solutions Corp.*	2,400	195,360
International Business Machines Corp.	790	128,825
		324,185

Machinery - 2.0%
Danaher Corp.	4,000	207,600

Multiline Retail - 1.9%
Kohl's Corp.	3,720	197,309

Oil, Gas & Consumable Fuels - 4.7%
QEP Resources, Inc.	4,500	182,430
Suncor Energy, Inc.	6,700	300,428
		482,858

Pharmaceuticals - 6.3%
Allergan, Inc.	4,800	340,896
Novartis AG (ADR)	5,800	315,230
		656,126

Software - 4.5%
Microsoft Corp.	4,030	102,201
Salesforce.com, Inc.*	1,700	227,086
VMware, Inc.*	1,640	133,726
		463,013

Specialty Retail - 1.3%
CarMax, Inc.*	4,090	131,289

Total Equity Securities (Cost $7,852,389)		10,210,318

TOTAL INVESTMENTS (Cost $7,852,389) - 98.6%		10,210,318
Other assets and liabilities, net - 1.4%		149,525
NET ASSETS - 100%		$10,359,843

* Non-income producing security.

Abbreviations:

ADR: American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

12 - CVS CALVERT SOCIAL INTERNATIONAL EQUITY PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: Calvert Variable Series, Inc. (the “Fund”), is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is comprised of eight separate portfolios. The Calvert VP SRI Equity, Calvert VP Small Cap Growth, Calvert VP SRI Strategic, and Calvert VP Money Market Portfolios (formerly known as Calvert Social Equity, Ameritas Small Capitalization, Ameritas Core Strategies, and Ameritas Money Market Portfolios, respectively) are registered as diversified portfolios. The Calvert VP SRI Mid Cap Growth, Calvert VP SRI Balanced, Calvert VP Income, and Calvert VP Mid Cap Value Portfolios (formerly known as Calvert Social Mid Cap Growth, Calvert Social Balanced, Calvert Income, and Ameritas Mid-Cap Value Portfolios, respectively) are registered as non-diversified portfolios. The operations of each series of the Fund are accounted for separately. The shares of the Fund are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors to value its investments wherever possible.  Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.  In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

The following amounts were fair valued in good faith under the direction of the Board of Directors as of March 31, 2011:

	Market Value	% of Net Assets
Calvert VP SRI Balanced	$6,294,422	1.8%
Calvert VP Income	2,555,702	5.5%

The Fund utilizes various methods to measure the fair value of its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, municipal securities, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.  All securities for Calvert VP Money Market are valued at amortized cost which approximates market in accordance with Rule 2a-7 of the Investment Company Act of 1940.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account.  For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2011:

Calvert VP SRI Mid Cap Growth	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$44,513,610	-	-	$44,513,610
TOTAL	$44,513,610	-	-	$44,513,610

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

Calvert VP SRI Equity	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$10,210,318	-	-	$10,210,318
TOTAL	$10,210,318	-	-	$10,210,318

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

Calvert VP Income	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Grand Total
Asset-backed securities	-	$1,103,445	-	$1,103,445
Collateralized mortgage-backed obligations (privately originated)	-	1,555,788	-	1,555,788
Commercial mortgage-backed	-	1,407,314	-	1,407,314
Corporate debt	-	22,972,568	$1,743,767	24,716,335
Municipal obligations	-	7,087,403	-	7,087,403
U.S. government obligations	-	8,105,183	-	8,105,183
Equity securities	$307,500	-	140,032	447,532
Other debt obligations	-	263,792	-	263,792
TOTAL	$307,500	$42,495,493	$1,883,799	$44,686,792

Other financial instruments *	($6,370)	-	-	($6,370)

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Calvert VP Income	Equity securities	Corporate debt	Total
Balance as of 12/31/10	$140,032	$1,976,067	$2,116,099
Accrued discounts/premiums	-	15,557	15,557
Realized gain (loss)	-	(884)	(848)
Change in unrealized appreciation (depreciation)	-	50,185	50,185
Purchases	-	-	-
Sales	-	(112,083)	(112,083)
Transfers in and/ or out of Level 3[1]	-	(185,111) [2]	(185,111)
Balance as of 3/31/11	$140,032	$1,743,767	$1,883,799

1 The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the end of the reporting period.

2 Transferred from Level 3 to Level 2 because observable inputs were obtained for the securities.

For the three months ended March 31, 2011, total change in unrealized gain (loss) on Level 3 securities that would be included in the change in net assets was $50,185.

Calvert VP SRI Balanced	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$209,361,348	-	$1,400,000	$210,761,348
Asset backed securities	-	$834,013	-	834,013
Collateralized mortgage-backed obligations	-	2,088,992	-	2,088,992
Commercial mortgage-backed securities	-	7,148,929	-	7,148,929
Corporate debt	-	54,352,743	4,863,290	59,216,033
Municipal obligations	-	21,675,288	-	21,675,288
U.S. government obligations	-	26,571,796	-	26,571,796
TOTAL	$209,361,348	$119,820,753	$6,263,290***	$328,296,399

Other financial instruments**	$7,189	-	-	$7,189

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

*** Level 3 securities represent 1.8% of net assets.

Calvert VP SRI Strategic	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$135,161,860	-	-	$135,161,860
Corporate debt	-	$503,800	-	503,800
TOTAL	$135,161,860	$503,800	-	$135,665,660

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

Calvert VP Small Cap Growth	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$28,848,774	-	-	$28,848,774
TOTAL	$28,848,774	-	-	$28,848,774

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

Calvert VP Money Market	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. government obligations	-	$9,010,276	-	$9,010,276
Municipal obligations	-	1,000,000	-	1,000,000
Variable rate demand notes	-	69,746,000	-	69,746,000
TOTAL	-	$79,756,276	-	$79,756,276

Calvert VP Mid Cap Value	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$19,452,983	-	-	$19,452,983
TOTAL	$19,452,983	-	-	$19,452,983

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included with the net realized and unrealized gain or loss on investments and foreign currencies.

Loan Participations and Assignments: The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement.  When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower.

Futures Contracts: The Fund may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge.  The Fund may not enter into futures contracts for the purpose of speculation or leverage.  These futures contracts may include, but are not limited to, market index futures contracts and futures contracts based on U.S. Government obligations.  The Fund is subject to market risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives.  The Fund may use futures contracts to hedge against changes in the value of securities, interest rates or foreign currencies.  The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission.  Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default.  As a result, there is minimal counterparty credit risk to the Fund. During the period, the Fund used U.S. Treasury futures contracts to hedge against interest rate changes and to manage overall duration of the Fund.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain.  Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.  Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. (See footnotes to Schedules of Investments.)  A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as income in the accompanying financial statements.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses.  Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

NOTE B — TAX INFORMATION

The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at March 31, 2011, and net realized capital loss carryforwards as of December 31, 2010 with expiration dates:

	CALVERT VP SRI EQUITY	CALVERT VP SRI MID CAP GROWTH	CALVERT VP SRI BALANCED
Federal income tax cost	$7,867,496	$ 32,837,501	$298,622,655
Unrealized appreciation	2,432,214	11,682,125	44,102,598
Unrealized (depreciation)	(89,392)	(6,016)	(14,428,854)
Net appreciation (depreciation)	$2,342,822	$11,676,109	$29,673,744

	CALVERT VP INCOME	CALVERT VP SRI STRATEGIC	CALVERT VP SMALL CAP GROWTH
Federal income tax cost	$45,835,190	$118,710,238	$19,442,204
Unrealized appreciation	2,267,283	21,043,689	9,818,158
Unrealized (depreciation)	(3,415,681)	(4,088,267)	(411,588)
Net appreciation (depreciation)	($1,148,398)	$16,955,422	$9,406,570

	CALVERT VP MID CAP VALUE	CALVERT VP MONEY MARKET
Federal income tax cost	$14,925,332	$79,756,276
Unrealized appreciation	4,644,973	-
Unrealized (depreciation)	(117,322)	-
Net appreciation (depreciation)	$4,527,651	-

CAPITAL LOSS CARRYFORWARDS

EXPIRATION DATE	CALVERT VP SRI BALANCED	CALVERT VP INCOME	CALVERT VP SRI EQUITY	CALVERT VP SRI MID CAP GROWTH
31-Dec-11	-	($75,650)	($86,357)	-
31-Dec-12	-	-	(2,240)	-
31-Dec-13	-	(241,081)	-	-
31-Dec-15	-	(3,710,246)	-	-
31-Dec-16	($35,127,795)	(1,237,349)	-	-
31-Dec-17	(12,011,647)	(1,654,294)	(484,781)	($277,649)
31-Dec-18	-	(175,128)	-	-

EXPIRATION DATE	CALVERT VP SRI STRATEGIC	CALVERT VP SMALL CAP GROWTH	CALVERT VP MID CAP VALUE
31-Dec-13	-	($361,070)	-
31-Dec-16	($15,142,774)	(3,032,931)	($7,214,485)
31-Dec-17	(4,955,593)	(2,085,418)	(8,907,251)

Capital loss carryforwards may be utilized to offset future capital gains until expiration. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period.  Losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may more likely expire unused.  Also, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

NOTE C — OTHER

On December 9, 2010, the Board of Directors approved a resolution to reorganize the Calvert VP Mid Cap Value Portfolio into the Calvert VP S&P MidCap 400 Index Portfolio.  Shareholders of the Calvert VP Mid Cap Value Portfolio voted to approve the reorganization and the merger took place at the close of business on April 29, 2011.

Item 2. Controls and Procedures.

(a)        The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)        There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

            A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

Filed herewith.

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT VARIABLE SERIES, INC.

By:       /s/ Barbara J. Krumsiek
Barbara J. Krumsiek
President -- Principal Executive Officer

Date:    May 27, 2011

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

            /s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            President -- Principal Executive Officer

Date:    May 27, 2011

            /s/ Ronald M. Wolfsheimer
            Ronald M. Wolfsheimer
            Treasurer -- Principal Financial Officer

Date:    May 27, 2011